Financial Expenses (Income), Net (Tables)	6 Months Ended
Jun. 30, 2024
Financial Expenses (Income), Net [Abstract]
Schedule of Financial Expenses (Income), Net
	Six months ended June 30,
	2024	2023
	U.S. dollars in thousands

Change in fair value of derivative liabilities	730	(341)
Exchange rate differences	20	102
Interest income	(60)	(4)
Issuance costs of financial instruments classified as derivative liabilities	603	-
Revaluation of securities -fair value through profit or loss	57	90
Other finance expenses	17	5
	1,367	(148)